INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective income tax benefit from continuing operations at statutory rate	$ 1,944	$ 1,348	$ 1,618
Rate differential	199	31	286
Non-deductible income (expense)	(269)	495	(380)
Adjustments to prior year tax losses		499	(1,333)
Changes in valuation allowance	(1,811)	(1,456)	(984)
Other	(307)	(642)	89
Income tax benefit (expense) from continuing operations	$ (244)	$ 275	$ (704)